Employee and Agent Benefits - Net Periodic Benefit Cost (Details) - Other postretirement benefits - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Components of Net Periodic Benefit Cost (Income)
Interest cost	$ 1.3	$ 1.4	$ 2.8	$ 1.9	$ 1.8
Interest cost, location on consolidated statements of operations	Operating expenses	Operating expenses	Operating expenses	Operating expenses	Operating expenses
Expected return on plan assets	$ (1.7)	$ (1.8)	$ (3.5)	$ (3.8)	$ (3.5)
Expected return on plan assets, location on consolidated statements of operations	Operating expenses	Operating expenses	Operating expenses	Operating expenses	Operating expenses
Recognized net actuarial (gain) loss	$ (0.4)	$ (0.4)	$ (0.7)	$ (0.8)	$ (0.4)
Recognized net actuarial (gain) loss, location on consolidated statements of operations	Operating Expenses Including Deferred Acquisition Costs Capitalization and Amortization	Operating Expenses Including Deferred Acquisition Costs Capitalization and Amortization	Operating Expenses Including Deferred Acquisition Costs Capitalization and Amortization	Operating Expenses Including Deferred Acquisition Costs Capitalization and Amortization	Operating Expenses Including Deferred Acquisition Costs Capitalization and Amortization
Net periodic benefit cost (income)	$ (0.8)	$ (0.8)	$ (1.4)	$ (2.7)	$ (2.1)
Other changes recognized in accumulated other comprehensive (income) loss
Net actuarial (gain) loss			(3.1)	1.8
Amortization of gain (loss)			0.7	0.8
Total recognized in pre-tax accumulated other comprehensive (income) loss			(2.4)	2.6
Total recognized in net periodic benefit cost and pre-tax accumulated other comprehensive (income) loss			$ (3.8)	$ (0.1)